Discontinued Operation (Details 1) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 35,190,663	$ 29,061,639
Inventory, net	191,248	236,364
Prepaid taxes	468,457	499,173
Prepaid expenses and other receivables, net	1,538,014	176,552
Total current assets of discontinued operations	117,802,393	115,670,579
Non-current assets
Property, plant and equipment, net	123,270	25,944
Intangible assets, net	184,547	211,086
Total assets of discontinued operations	142,951,806	141,686,597
Current liabilities
Accounts payable	358	851,405
Due to related parties	11,576	872,723
Taxes payable	1,561,641	1,186,957
Accrued liabilities and other payables	1,574,174	4,321,793
Total current liabilities of discontinued operations	11,755,968	17,608,160
Total liabilities of discontinued operations	14,675,749	18,681,365
Discontinued Operation [Member]
Current assets
Cash and cash equivalents	20,566	29,459
Restricted cash	104	34,134
Accounts receivable, net	342,141	912
Inventory, net	453,971	999,212
Advances to suppliers, net	30,392	178,153
Prepaid taxes	36,312	68,619
Prepaid expenses and other receivables, net	3,700	10,636
Total current assets of discontinued operations	887,186	1,321,125
Non-current assets
Property, plant and equipment, net	994,281	1,119,559
Intangible assets, net	731	1,001
Total non-current assets of discontinued operations	995,012	1,120,560
Total assets of discontinued operations	1,882,198	2,441,685
Current liabilities
Accounts payable	1,530,190	1,457,878
Due to related parties	37,793	30,744
Customer deposits	887,699	1,104,964
Taxes payable	0	393
Accrued liabilities and other payables	2,564,581	2,005,021
Total current liabilities of discontinued operations	5,020,263	4,599,000
Total liabilities of discontinued operations	$ 5,020,263	$ 4,599,000